Income Taxes (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions	$ 1,079	$ 517	$ 556
United States Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions	752	237	290
International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions	327	280	266
Postretirement Benefits
Benefit Plan Information
Company contributions	$ 67	$ 65	$ 62